Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
The Gabelli Growth Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	18.70%	11.79%	16.02%
The Gabelli Growth Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.23%	10.86%	14.62%
The Gabelli Growth Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.12%	9.29%	13.09%
The Gabelli Growth Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	11.87%	10.47%	15.33%
The Gabelli Growth Fund CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	16.82%	10.95%	15.15%
The Gabelli Growth Fund CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	18.99%	12.06%	16.31%